COMMITMENTS	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
COMMITMENTS [Text Block]

NOTE 2 - COMMITMENTS:

1.

On February 2, 2012, the Subsidiary entered into a licensing agreement with the Licensor. According to the agreement, the Subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

As consideration for the Licensed Information (as defined), the Subsidiary will pay the following to the Licensor:

	a.	A royalty of 3.5% of net sales.
	b.	16% of all sublicensing fees received.
c.

An annual license fee of $15,000, which commenced on January 1, 2012 and shall be paid once every year thereafter (the “Annual Fee”). The Annual Fee is non-refundable, but it shall be credited each year due, against the royalty noted above, to the extent that such are payable, during that year.

	d.	Milestone payments as follows:

1.	$50,000 on the date of initiation of phase I clinical trials in human subjects;
2.	$50,000 on the date of initiation of phase II clinical trials in human subjects;
3.	$150,000 on the date of initiation of phase III clinical trials in human subjects;
4.	$750,000 on the date of initiation of issuance of an approval for marketing of the first Product by the FDA, and
5.	$2,000,000, when worldwide net sales of Products have reached the amount of $150,000,000 for the first time, (the “Sales Milestone”).

In the event of closing of an acquisition of all of the issued and outstanding share capital of the Subsidiary of the Company and/or consolidation of the Subsidiary or the Company into or with another corporation (“Exit”), the Licensor shall be entitled to choose whether to receive from the Company a one-time payment based, as applicable, on the value of either 5,563,809 shares of Common Stock of the Company at the time of the Exit or the value of 1,000 shares of common stock of the Subsidiary at the time of the Exit.

2.

On February 2, 2012, the Company entered into an agreement with Mintz, Levin, Ferris, Glovsky and Popeo, P.c. (“Mintz, Levin”) for professional services related to the patent registration. In addition to an amount of $80,000 paid to this service provider, the Company issued 1,390,952 shares of common stock that will be held in escrow for two years. As a result of the escrow, the fair value of these shares issued for services were $509,622 based on a 34.57% discount calculated, on the price per share on February 2, 2012. The Company will pay an additional $50,000 upon consummation of the earlier of:

	1.	The purchase of all the Company's common shares and/or amalgamation of the Company or the Subsidiary into or with another corporation.

	2.	The Company sublicensing the technology to a non-affiliate of the Company.

	3.	$20,000 upon each of the following milestones (but in any event no more than $50,000 in total):

		1.	Initiation by the Company of phase I clinical trials for the Company's product in human subjects.
		2.	Initiation by the Company of phase II clinical trials in human subjects.
		3.	Initiation by the Company of phase III clinical trials in human subjects.

3.

On February 2, 2012, the Company entered into a consultancy agreement with Weinberg Dalyo Inc, for financial consulting services for a consideration of $3,000 per month. During the period of this agreement, if the consultant locates an investor, which the Company enters into a binding investment agreement, the consultant is entitled to a bonus of 1.5% from the total investment in cash.

4.

On February 2, 2012, the Subsidiary entered into an employment agreement (the “Ferber Employment Agreement”) with Prof. Sarah Ferber. Pursuant to the Ferber Employment Agreement, Prof. Ferber agrees to serve as our Chief Scientific Officer. Prof. Ferber will be paid a gross salary of NIS (Israeli shekel) 36,000 per month, which is approximately $9,961 based on an exchange rate of 1 NIS equals $0.2767 as of August 31, 2013. In the event we complete a financing of at least $1,000,000 (in addition to the $1.5 million private placement in February 2012), Prof. Ferber’s salary will double. On May 6, 2013, the Company has completed the financing of over $1,000,000 ; therefore, Prof. Ferber will be paid a gross salary of NIS (Israeli shekel) 72,000 per month, which is approximately $19,923 based on an exchange rate of 1 NIS equals $0.2767 as of August 31, 2013.

5.

On February 2, 2012, the Subsidiary entered into a compensation agreement (the “Caplan Compensation Agreement”) with Ms. Caplan. Pursuant to the Caplan Compensation Agreement, Ms. Caplan agrees to serve as a director of the Company. Ms. Caplan will be paid a gross salary of NIS (Israeli shekel) 10,000 per month, which is approximately $2,767 based on an exchange rate of 1 NIS equals $0.2767 as of August 31, 2013.

In the event we complete a financing of at least $2,000,000, Ms. Caplan will be paid a onetime bonus of $100,000. On May 6, 2013, the Company completed the financing of over $2,000,000. Therefore the Company has recorded an expense of $100,000.

6.

On March 22, 2012, the Subsidiary entered into a research service agreement with the Licensor. According to the agreement, the Licensor will perform a study at the facilities and use the equipment and personnel of the Chaim Sheba Medical Center (the “Hospital”), for the total consideration of approximately $74,000 for a year. On May 1, 2013, the Subsidiary renewed research agreement for the total annual consideration of approximately $92,000.

7.

On April 17, 2012, the Company entered into an agreement with Yaron Adler to serve as a director in the Company's board of directors for a consideration for every board meeting on an hourly basis. In the event the Company receives an aggregate financing of at least $3,000,000 he will be entitled to a one-time payment in the amount of $15,000. See also note 4(5).

8.

On April 24, 2012, the Company entered into an agreement with Granzer Regulatory Consulting & Services (Granzer) to provide services with regard to regulatory and development aspects in connection with pharmaceutical products in the area of chemistry and pharmacy , clinical and regulatory. The Company shall pay for services of Granzer in the range of 125 - 300 Euro per hour or 2,400 Euro per day.

9.

On October 18, 2012, the Company entered into an agreement with Fraunhofer IGB to perform experiment and studies on transplants of liver cells in order to develop the manufacturing process in standards that will enable Orgenesis to use it in clinical trials. According to the agreement the Company should pay per achieved phase – which are defined in the agreement – a total consideration of 260,000 Euro for all services. Under the terms of the agreement it is the Company's discretion whether to conclude all the phases or only part of them.

10.

On January 7, 2013, the Company appointed a new CEO to the Company, whose compensation will consist of an annual gross salary of $180,000 and the eligibility to receive stock options, performance shares and an annual bonus at the discretion of our board of directors upon the performance as follows:

a.	982,358 Performance Shares ( 2%) will be issued upon the completion of a fundraising.

b.	1,473,537 Performance Shares ( 3%) will be issued as to 25% on each of the first, second, third and fourth anniversaries of the date of the employment agreement.

As of August 31, 2013, the performance conditions described above were not met.

11.

On March 27, 2013, the Company signed an agreement with Mintz Levin, our patent attorneys, in which 16% of the fees will be converted to shares of the Company at market price. A total of $6,144 will be converted into common shares. As of August 31, 2013, the issuance of shares has not yet occurred.

12.

On May 6, 2013, the Subsidiary entered into a Process Development Agreement with ATMI BVBA, a Belgium company which is a wholly owned subsidiary of Advanced Technology Materials, Inc. (“ATMI”), a US publicly traded company. According to the agreement the Company and ATMI will cooperate in cell research. The Company will use ATMI's unique technology while the Company will provide to ATMI the required materials for purposes of the study. According to the agreement the Company will pay per achieved phase, as defined in the agreement with total consideration of 606,500 Euro for all services.

NOTE 2 – COMMITMENTS

1.

On February 2, 2012, the Subsidiary entered into a licensing agreement with the Licensor. According to the agreement, the Subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

As consideration for the licensed information, the Subsidiary will pay the following to the Licensor:

	a.	A royalty of 3.5% of net sales.
	b.	16% of all sublicensing fees received.
c.

An annual license fee of $15,000, which commenced on January 1, 2012 and shall be paid once every year thereafter (the "Annual Fee").The Annual Fee is non-refundable, but it shall be credited each year due, against the royalty noted above, to the extent that such are payable, during that year.

	d.	Milestone payments as follows:

1.	$50,000 on the date of initiation of phase I clinical trials in human subjects;
2.	$50,000 on the date of initiation of phase II clinical trials in human subjects;
3.	$150,000 on the date of initiation of phase III clinical trials in human subjects;
4.	$750,000 on the date of initiation of issuance of an approval for marketing of the first product by the FDA; and
5.	$2,000,000, when worldwide net sales of Products have reached the amount of $150,000,000 for the first time (the "Sales Milestone").

In the event of closing of an acquisition of all of the issued and outstanding share capital of the Subsidiary of the Company and/or consolidation of the Subsidiary or the Company into or with another corporation ("Exit"), the Licensor shall be entitled to choose whether to receive from the Company a one-time payment based, as applicable, on the value of either 5,563,809 shares of Common Stock of the Company at the time of the Exit or the value of 1,000 shares of common stock of the Subsidiary at the time of the Exit.

2.

On February 2, 2012, the Company entered into an agreement with Mintz, Levin, Ferris, Glovsky and Popeo, P.c. for professional services related to the patent registration. In addition to an amount of $80,000 paid to this service provider, the Company issued 1,390,952 shares of common stock that will be held in escrow for two years. As a result of the escrow, the fair value of these shares issued for services were $509,622 based on a 34.57% discount calculated, on the price per share on February 2, 2012. The Company will pay an additional $50,000 upon consummation of the earlier of:

1.	The purchase of all the Company's common shares and/or amalgamation of the Company or the Subsidiary into or with another corporation.
2.	The Company sublicensing the technology to a non-affiliate of the Company.
3.	$20,000 upon each of the following milestones (but in any event no more than $50,000 in total):

	1.	Initiation by the Company of phase I clinical trials for the Company's product in human subjects.
	2.	Initiation by the Company of phase II clinical trials in human subjects.
	3.	Initiation by the Company of phase III clinical trials in human subjects.

3.

On February 2, 2012, the Company entered into a consultancy agreement with Weinberg Dalyo Inc. for financial consulting services for a consideration of $3,000 per month. During the period of this agreement, if the consultant locates an investor, which the Company enters into a binding investment agreement, the consultant is entitled to a bonus of 1.5% from the total investment in cash.

4.

On February 2, 2012, we entered into an employment agreement (the “Ferber Employment Agreement”) with Prof. Sarah Ferber. Pursuant to the Ferber Employment Agreement, Prof. Ferber agrees to serve as our Chief Scientific Officer. Prof. Ferber will be paid a gross salary of NIS (Israeli shekel) 36,000 per month, which is approximately $9,572, based on an exchange rate of 1 NIS equals $0.2689 as of February 2, 2012. In the event we complete a financing of at least $1,000,000 (in addition to the $1.5 million private placement in February 2012), Prof. Ferber’s salary will double.

5.

On February 2, 2012, we entered into a compensation agreement (the “Caplan Compensation Agreement”) with Ms. Vered Caplan. Pursuant to the Caplan Compensation Agreement, Ms. Caplan agrees to serve as a director of the Company. Ms. Vered will be paid a gross salary of NIS (Israeli shekel) 10,000 per month, which is approximately $2,689 based on an exchange rate of 1 NIS equals $0.2689 as of February 2, 2012. In the event we complete a financing of at least $2,000,000, Ms. Vered will be paid a one-time bonus of $100,000.

6.

On March 22, 2012, the Subsidiary entered into a research service agreement with the Licensor. According to the agreement, the Licensor will perform a study at the facilities and use the equipment and personnel of the Chaim Sheba Medical Center (the "Hospital"), for the total consideration of approximately $74,000 for a year.

7.

On April 2, 2012, the Company entered into an agreement with Guy Yachin to serve as a director in the Company's board of directors for a consideration of $2,500 per month and an additional payment for every board meeting on an hourly basis. See also note 4(4).

8.

On April 6, 2012, the Company entered into an agreement with Ettie Hanochi to serve as a director in the Company's board of directors for a consideration of $300 the first hour of attendance in at Board meetings, and $200 per each additional hour. See also note 4(7).

9.

On April 17, 2012, the Company entered into an agreement with Yaron Adler to serve as a director in the Company's board of directors for a consideration for every board meeting on an hourly basis. In the event the Company receives an aggregate financing of at least $3,000,000 he will be entitled to a one-time payment in the amount of $15,000. See also note 4(5).

10.

On April 24, 2012, the Company entered into an agreement with Granzer Regulatory Consulting & Services (Granzer) to provide services with regard to regulatory and development aspects in connection with pharmaceutical products in the area of chemistry and pharmacy toxilogy, clinical and regulatory. The Company shall pay for services of Granzer in the range of 125 - 300 Euro per hour or 2,400 Euro per day.

11.

On October 18, 2012, the Company entered into an agreement with Fraunhofer IGB to perform experiment and studies on transplants of liver cells in order to develop the manufacturing process in standards that will enable Orgenesis to use it in clinical trials. According to the agreement the Company should pay per achieved phases –which are defined in the agreement – for a total consideration of 260,000 Euro for all services. Under the terms of the agreement it is the Company's discretion whether to conclude all the phases or only part of them.